Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Recognized Comprehensive Earnings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ 65,334	$ (10,915)	$ (29,864)
Prior service cost	534	583	655
Actuarial loss	(6,324)	(9,986)	(14,379)
Transition asset	1	1	1
Settlement charge	(375)	(3,455)
Total	58,102	(24,938)	(44,897)
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	(3,884)	(4,133)	4,699
Prior service cost	(1,740)	(1,740)	(1,489)
Actuarial loss	(85)	13
Prior service credit	(10,397)	(1,722)
Total	$ (12,456)	$ (4,128)	$ 6,188